Business combinations (Tables)	12 Months Ended
Mar. 31, 2017
Summary of revenues and net income included in the consolidated statements of income and comprehensive income

	Insys	Pelagicore	IntroPro
Revenue	$55,524	$5,729	$4,951
Net loss, including:	$(2,848)	$(1,664)	$(634)
Impairment loss	$(5,287)	$—	$—
Amortization of Intangible assets identified in business combinations	$(2,288)	$(1,244)	$(624)

SME - Science Management and Engineering AG
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

As of February 9, 2017
Intangible assets (Customer relations)	$1,061
Goodwill	411
Other current assets	50

Total assets	1,522

Due to related parties	(747)
Taxes payable	(299)
Deferred Tax Liability, non-current	(109)
Other current liabilities	(149)

Total liabilities	(1,304)

Total net assets acquired	218

Total purchase consideration	$218

IntroPro
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

As of January 31, 2017
Cash and cash equivalents	$87
Trade accounts receivable	1,488
Other current assets	126
Property and equipment, net	118
Intangible assets (Customer relations)	37,420
Goodwill	24,456

Total assets	63,695

Accounts payable	(1,293)
Other current liabilities	(104)
Line of credit	(118)
Deferred Tax Liability, non-current	(14,968)

Total liabilities	(16,483)

Total net assets acquired	47,212

Total purchase consideration	$47,212

Pelagicore
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

As of September 13, 2016
Cash and cash equivalents	$128
Accounts receivable	1,886
Other current assets	564
Property and equipment, net	109
Intangible assets (Trademark)	843
Intangible assets (IP rights)	19,225
Goodwill	4,734

Total assets	27,489

Accounts payable	(2,114)
Taxes payable	(124)
Other current liabilities	(472)
Deferred tax liability	(341)

Total liabilities	(3,051)

Total net assets acquired	24,438

Total purchase consideration	$24,438

Insys Group Inc.
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

As of July 15, 2016
Cash and cash equivalents	$2,301
Accounts receivable	15,517
Other current assets	352
Property and equipment, net	230
Intangible assets (Customer relations)	34,320
Goodwill	17,685

Total assets	70,405

Accounts payable	(7,156)
Deferred revenue	(508)
Line of credit	(6,380)

Total liabilities	(14,044)

Total net assets acquired	56,361

Total purchase consideration	$56,361

Symtavision
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

	As Originally Reported	As of March 31, 2017
Cash and cash equivalents	397	397
Other current assets	279	279
Intangible assets (IP rights)	4,971	4,476
Intangible assets (Brand)	237	214
Goodwill	665	12
Other non-current assets	52	52

Total assets	6,601	5,430
Other current liabilities	(514)	(514)
Deferred tax liability	(1,663)	(492)

Total liabilities	(2,177)	(1,006)

Total net assets acquired	4,424	4,424

Total purchase consideration	4,424	4,424